Paras Madho
Director
Securities Operations

NYSE Group

1-33754

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

October 29, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
NOV 0 2 2007
THOMSON
FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, NUVEEN MUNICIPAL HIGH INCOME OPPORTUNITY FUND 2, Common Shares of beneficial interest $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 20, 2006. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

07055559

1412495

END